STATEMENTS OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 904,957	$ 910,570
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense	108,083	366,081
Depreciation and amortization	257,257	309,263
Gain on sale of fixed asset		(4,930)
Deferred capital gain - building lease	(18,734)	(22,480)
Deferred taxes	(60,747)	(23,141)
Provision for returns and doubtful accounts	58,941	(39,567)
Changes in operating assets and liabilities:
Decrease/(Increase) in accounts receivable	(418,860)	475,662
Increase in inventory	(304,978)	(445,198)
(Increase)/Decrease in prepaid expense	5,217	(75,852)
Decrease/(Increase) in other assets	(93)	12,000
Decrease in accounts payable	(318,030)	(900)
Increase in accrued payroll and related taxes	157,885	86,811
Increase in accrued expense	240,703	30,589
(Decrease)/Increase in accrued tax liability	288,311	(99,246)
NET CASH PROVIDED BY OPERATING ACTIVITIES	899,912	1,479,662
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for capital expenditures	(137,817)	(297,018)
Payments for patents	(80,509)	(184,148)
Purchase of certificate of deposit	(955)	(1,500,000)
Proceeds from certificates of deposit		245,342
Proceeds on sale of fixed assets		6,000
NET CASH USED IN INVESTING ACTIVITIES	(219,281)	(1,729,824)
CASH FLOWS FROM FINANCING ACTIVITIES
Stock issuances		51,250
Payment for cancelled shares	(19,360)	(36,821)
NET CASH PROVIDED BY FINANCING ACTIVITIES	(19,360)	14,429
Net (Decrease) Increase in CASH AND CASH EQUIVALENTS	661,271	(235,733)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,313,265	3,974,536
CASH AND CASH EQUIVALENTS, END OF YEAR	3,974,536	3,738,803
Cash paid during the years for:
Interest
Taxes	175,000	378,000
NON-CASH FINANCING AND INVESTING ACTIVITIES
Issuance of common stock as compensation	$ 112,500	$ 118,041